FIDELITY (LOGO) INVESTMENTS(registered trademark)  FMR Corp.
                                                   82 Devonshire Street
                                                   Boston, MA  02109-3614
                                                   (617) 563-7000

                    April 22, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Concord Street Trust (the trust):

            Fidelity U.S. Bond Index Fund
            Spartan U.S. Equity Index Fund
            Spartan Total Market Index Fund
            Spartan Extended Market Index Fund
            Spartan International Index Fund (the funds)

            File Nos. (33-15983) and (811-5251)

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                    Very truly yours,







                    /s/Eric D. Roiter
                       Eric D. Roiter
                       Secretary